SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2021
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
7.	SHARE BASED COMPENSATION

The Company amended its 2009 share incentive plan (the “Plan”) in July 2019. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”) of up to 83,000,000 Class A ordinary shares. The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

The maximum number of shares which may be issued pursuant to all awards under the Plan will increase on January 1 of each of 2019, 2020, 2021 and 2022 by 5% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before such annual increase pursuant to the Plan. With effect on January 1, 2019, July 25, 2019, January 1, 2020 and January 1, 2021, the maximum number of shares which may be issued pursuant to all awards under the Plan increased to 100,129,938, 103,129,938, 123,292,170 and 148,888,743 Class A ordinary shares.

During the six months ended June 30, 2020 and 2021, the Company granted 5,806,825 options, 4,010,828 RSUs and 78,595 SARs, and 4,162,121 options, 2,220,693 RSUs and 32,635 SARS to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

Granted in 2021

Risk-free interest rates	0.74%~1.07%
Expected term	5.6~7.5 years
Expected volatility	32.1%~33.0%
Expected dividend yield	–
Fair value of share options	$71.70~$84.14

Total compensation expense relating to options, RSAs, RSUs and SARs granted to Eligible Persons after deducting forfeitures recognized for the six months ended June 30, 2020 and 2021, respectively, is as follows:

	For the Six Months ended June 30,
	2020	2021
	$_	$_

Share options:
Cost of revenue	65	247
Sales and marketing expenses	31	5
General and administrative expenses	74,363	109,351
Research and development expenses	213	33

	74,672	109,636

RSAs and RSUs:
Cost of revenue	1,993	3,845
Sales and marketing expenses	4,306	9,562
General and administrative expenses	14,299	27,697
Research and development expenses	17,824	52,950

	38,422	94,054

SARs:
Cost of revenue	980	2,471
Sales and marketing expenses	1,898	4,707
General and administrative expenses	1,078	3,029
Research and development expenses	136	663

	4,092	10,870

Total	117,186	214,560